SHARE CAPITAL (Details Textual) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 10, 2017 $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares
Share capital [Line Items]
Number of shares outstanding | shares			579,115	579,115	578,636	578,636	513,709
Weighted average share price				$ 2.32		$ 4.22
Number Of Common Shares Issued On Equity Offering | shares	61,700
Share Price | $ / shares	$ 2.80
Gross Proceeds From Issuance Of Ordinary Shares		$ 172.9
Share issue related cost		8.2
Deferred tax expense (income)		$ 1.9	$ (29.3)		$ (88.4)
Expense from share-based payment transactions with employees			$ 0.7		$ 5.1